Bank borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Non-Current Amount	$ 15,774	$ 3,670
Current Amount	62,059	95,297
Total	77,833	98,967
Credit facilities
Borrowings [abstract]
Principal amount	100,000
Receivable Factoring Facility
Borrowings [abstract]
Principal amount	95,994	67,956
Current Amount	60,976	93,090
Total	60,976	93,090
Other Loans
Borrowings [abstract]
Non-Current Amount	15,774	3,670
Current Amount	1,083	2,207
Total	$ 16,857	$ 5,877